Discontinued Operations - Summary of Effect of Disposal on Financial Position (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 558,251	$ 60,376	$ 45,337	$ 14,121
Accounts receivable	10,865	15,898
Biological assets	4,410	3,531	14,309
Inventory	29,503	25,613
Property, plant and equipment	63,189	116,928
Goodwill	114,537
Intangible assets	4,709	5,063
Accounts payable and accrued liabilities	(38,452)	(23,308)
Lease obligation	(27,769)	(1,031)
Accumulated other comprehensive income	(7,607)
Consideration received
Net loss from discontinued operations		$ (33,627)	$ (128,931)
Bridge Farm
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	2,963
Accounts receivable	15,641
Biological assets	2,831
Inventory	787
Property, plant and equipment	88,698
Goodwill	11,345
Intangible assets	23,884
Accounts payable and accrued liabilities	(22,792)
Lease obligation	(14,894)
Deferred tax liability	(3,115)
Accumulated other comprehensive income	(7,466)
Net assets and liabilities	97,882
Consideration received
Term Debt Facility	45,000
Contingent consideration liability	34,912
Cancellation of common shares	2,991
Total consideration	82,903
Net loss from discontinued operations	$ (14,979)